Acquisitions (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary of pro-forma consolidated financial information
Net sales	$ 8,797,540	$ 8,119,421
Net income	441,268	463,240
Net income per common share:
Basic	$ 4.22	$ 4.28
Diluted	$ 4.13	$ 4.21
Acquisitions (Textual) [Abstract]
Aggregate consideration paid for acquisition, net of cash acquired	44,436	298,161	15,440
Acquisition of Leighs Paints [Member]
Acquisitions (Textual) [Abstract]
Aggregate consideration paid for acquisition, net of cash acquired	41,824
Acquisition of Sayerlack Industrial Coatings [Member]
Acquisitions (Textual) [Abstract]
Aggregate consideration paid for acquisition, net of cash acquired		$ 298,161